RELATED PARTY TRANSACTIONS - Schedule of related party transactions - additional disclosures (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
RELATED PARTY TRANSACTIONS
Operating lease right-of-use assets	¥ 98,405	$ 14,072	¥ 137,047
Operating lease liabilities	92,080	13,167
Xiaomi Group
RELATED PARTY TRANSACTIONS
Operating lease right-of-use assets	55,420	7,925	83,457
Operating lease liabilities	¥ 62,846	$ 8,987	¥ 91,841